Prepaid Expenses	12 Months Ended
Jun. 30, 2025
Prepaid Expenses [Abstract]
Schedule of Prepaid Expenses
8.	PREPAID EXPENSES

	30 June 2025 $	30 June 2024 $
Prepaid directors and officers’ insurance	878,680	1,609,260
Other prepaid expenses	84,222	35,920
	962,902	1,645,180